Acquisitions and Disposals	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Acquisitions and Disposals
21.	Acquisitions and disposals

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling
interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 108 to 110.
Transaction costs are expensed as incurred, within
non-underlying
items.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling
share of net assets acquired is recognised within equity.

2019
In 2019, the Group completed the business acquisitions and disposals as listed below. In each case 100% of the businesses were acquired unless stated otherwise. Total consideration
for 2019 acquisitions is €1,167 million (2018: €1,194 million for acquisitions completed during that year). More information related to the 2019 acquisitions is provided on page 135 to 136.

Deal completion date	Acquired/disposed business
28 January 2019	Acquired t he Laundress, a global premium eco-friendly laundry care business in the US. The acquisition expands our portfolio into the premium home care market.

5 February 2019	Acquired Graze, the leading healthy snacking business in the UK. The acquisition accelerates our presence in the healthy snacking and out of home markets.

1 March 2019	Sold the global Alsa baking and dessert business to Dr. Oetker.

5 April 2019	Acquired Garancia, a derma-cosmetic business in France. The acquisition strengthens our prestige portfolio in the pharmacy channel.

21 May 2019	Acquired Olly Nutrition, a US based vitamins, minerals and supplements business that accelerates our presence and competitiveness in the wellness market.

28 June 2019	Acquired Fluocaril and Parogencyl oral care businesses in France and Spain. The acquisition complements our existing oral care portfolio and strengthens our distribution in the European pharmacy channel.

26 July 2019	Acquired 95% of Tatcha, a leading prestige skin care business in the US. Tatcha is a modern skin care brand with a focus on natural ingredients, product experience, premium design and packaging quality.

30 August 2019	Acquired Astrix, a personal and home care business in Bolivia that further strengthens our local market competitiveness.

1 October 2019	Acquired 70% of Lenor , a premium skin care business based in Japan. The acquisition expands our portf olio int o Japanese b eauty, p remium f ace and d erma c are in Japan and China.

1 October 2019	Acquired 75% of FruFru, a healthy food business in Romania which accelerates our local presence and competitiveness in the healthy food market.
As previously announced, in December 2018 the Group signed an agreement to acquire the health food drinks portfolio of GlaxoSmithKline in India, Bangladesh and 20 other predominantly Asian markets primarily to acquire the Horlicks and Boost brands. The deal is now expected to complete during the first half of 2020. The consideration is payable via a combination of €642 million cash and shares of Hindustan Unilever Limited. Based on the share price of Hindustan Unilever Limited and exchange rates at 31 December 2019, the total consideration for the acquisition was valued at approximately €5,086 million.

Effect on consolidated income statement
The acquisition deals completed in 2019 have contributed €
227
 million to Group revenue and €
5
 million to Group operating profit since the relevant acquisition dates.
If the acquisition deals completed in 2019 had all taken place at the beginning of the year, Group revenue would have been €
52,165
 million and Group operating profit would have been €
8,724
 million.
2018
In 2018 the Group completed the following business acquisitions and disposals as listed below. For businesses acquired, the acquisition accounting has been finalised and subsequent changes to the provisional numbers published last year were immaterial.

Deal completion date	Acquired/disposed business
15 January 2018	Acquired the remaining 2% non-controlling interest of Carver Korea bringing the Group’s ownership to 100%.

28 February 2018	Acquired Quala beauty & personal and home care business in Latin America.

2 July 2018	Sold the global Spreads business (excluding Southern Africa) to KKR.

2 July 2018	Sold the Spreads business in Southern Africa to Remgro plus a cash consideration of €306 million in exchange for Remgro’s 25.75% shareholding in Unilever South Africa.

27 September 2018	Acquired Adityaa Milk, an ice cream business in India. The acquisition strengthens Unilever front end distribution reach in India.

1 October 2018	Acquired 75% of Equilibra, the Italian personal care and wellbeing business. The acquisition complements Unilever’s product range through its presence in the ‘natural’ personal care segment.

1 November 2018	Acquired Betty Ice, a leading ice cream business in Romania. The acquisition enriches Unilever’s product range through local offerings and price tiers.

3 December 2018	Acquired Denny Ice, an ice cream business in Bulgaria to strengthen local product knowledge.

31 December 2018	Acquired Vegetarian Butcher, a vegetarian meat replacement, foods business in the Netherlands. The acquisition fits with Unilever’s strategy to expand its portfolio into plant-based foods responding to the growing trend of vegetarian and vegan meals
.

Effect on consolidated balance sheet
Acquisitions
The following table sets out the effect of the acquisitions in 2019, 2018 and 2017 on the consolidated balance sheet. The fair values currently used for opening balances of all acquisitions made in 2019 are provisional, with the exception of
t
he Laundress

and
Graze
whose opening balance sheet
s
w
ere

finalised within 2019. Balances remain provisional due to missing relevant information about facts and circumstances that existed as of the acquisition date and where valuation work is still ongoing.

Detailed information relating to goodwill is provided in
note 9 on pages 108 to 110.
The value of goodwill which is expected to be tax deductible is €
160
 million.

	€ million	€ million	€ million
	2019	2018	2017
Net assets acquired	771	815	2,423
Non-controlling interest	(25)	(17)	(50)
Goodwill	421	496	2,539

Total payment for acquisition	1,167	1,294	4,912
Exchange rate gain/(loss) on cash flow hedge	—	(100)	51

Total consideration	1,167	1,194	4,963

In 2019 the net assets acquired and total payment for acquisition
s
consist of:

€ million
2019
Intangible assets	787
Other non-current assets	37
Trade and other receivables	58
Other current assets	94
Non-current liabilities	(128)
Current liabilities	(77)

Net assets acquired	771
Non-controlling interest	(25)
Goodwill	421
Exchange rate gain/(loss) on cash flow hedges	—
Cash consideration	1,149
Deferred consideration	18
Total consideration	1,167

No contingent liabilities were acquired in the acquisitions described above
.

Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.
Disposals
Total consideration for 2019 disposals is €169 million (2018: €7,590 million for disposals completed during that year).
The following table sets out the effect of the disposals in 2019, 2018 and 2017 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2019	2018	2017
Goodwill and intangible assets	82	2,510	71
Other non-current assets	19	666	92
Current assets	15	261	10
Trade creditors and other payables	(12)	(107)	(8)

Net assets sold	104	3,330	165
(Gain)/loss on recycling of currency retranslation on disposal	—	(71)	66
Profit/(loss) on sale attributable to Unilever	65	4,331	332

Consideration	169	7,590	563

Cash	168	7,135	560
Cash balances of businesses sold	1	321	—
Non-cash items and deferred consideration	—	134	3

	169	7,590	563

On 1 March 2019 Unilever sold the global Alsa baking and dessert business to Dr. Oetker for €155 million cash consideration. Goodwill of €27 million was allocated from the Foods & Refreshment CGUs. Profit on the disposal was €57 million, recognised as a non-underlying
item (see note 3).